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                             MFS INSTITUTIONAL TRUST
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                            October 30, 1996




VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Institutional Trust (the "Trust") (File No. 33-37615); on Behalf of MFS Institutional Emerging Equities Fund, MFS Institutional Worldwide Fixed Income Fund, MFS Institutional Emerging Markets Income Fund, MFS Institutional International Equity Fund, MFS Institutional Mid-Cap Growth Equity Fund, MFS Institutional Research Fund and MFS Institutional Core Plus Fixed Income Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Funds combined does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on October 28, 1996.

         Please call the undersigned or Karen M. Ray at (617) 954-5801 or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn